Segment Information (Table)	12 Months Ended
Dec. 31, 2013
SEGMENT INFORMATION [Abstract]
Segments Summarized Financial Information
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011

Europe	$48,906	$29,658	$24,436
Asia	119,776	151,608	147,642
North America	21,334	15,968	7,218
Australia	8,143	8,201	7,657
Total	$198,159	$205,435	$186,953